CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2020 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 95.51%
CLOSED-END FUNDS - 5.64%
CORE - 2.62%
Adams Diversified Equity Fund, Inc.	455,966	$5,740,624
General American Investors Company, Inc.	288,580	7,915,757
Royce Micro-Cap Trust, Inc.	132,910	738,980
Source Capital, Inc.	67,964	2,085,815
		16,481,176
DEVELOPED MARKET - 0.29%
Aberdeen Japan Equity Fund, Inc.	18,871	117,944
European Equity Fund, Inc. (The)	2,245	15,872
Japan Smaller Capitalization Fund, Inc.	116,001	817,806
New Germany Fund, Inc. (The)	42,203	489,977
New Ireland Fund, Inc. (The) *	42,429	261,787
Swiss Helvetia Fund, Inc. (The)	20,167	140,161
		1,843,547
EMERGING MARKETS - 0.61%
Aberdeen Emerging Markets Equity Income Fund, Inc.	52,534	272,126
Central and Eastern Europe Fund, Inc. (The)	58,622	1,028,247
Korea Fund, Inc. (The)	19,956	446,216
Morgan Stanley India Investment Fund, Inc. *	129,133	1,654,194
Templeton Emerging Markets Fund	39,110	436,077
		3,836,860
ENERGY MLP FUNDS - 0.49%
ClearBridge MLP and Midstream Fund Inc.	193,420	353,959
ClearBridge MLP and Midstream Total Return Fund Inc.	19,616	27,070
Kayne Anderson MLP/Midstream Investment Company	546,700	1,984,520
Neuberger Berman MLP and Energy Income Fund Inc.	159,900	302,211
Salient Midstream & MLP Fund	121,170	421,672
		3,089,432
GLOBAL - 0.16%
Aberdeen Global Dynamic Dividend Fund	2,697	19,796
Clough Global Opportunities Fund	64,303	461,052
Delaware Enhanced Global Dividend and Income Fund	20,400	151,980
Gabelli Global Small and Mid Cap Value Trust (The)	3,351	24,362

See accompanying notes to schedules of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
GLOBAL - 0.16% (Continued)
GDL Fund (The)	47,676	$373,780
		1,030,970
INCOME & PREFERRED STOCK - 0.02%
LMP Capital and Income Fund Inc.	15,100	121,706

NATURAL RESOURCES - 0.40%
Adams Natural Resources Fund, Inc.	54,600	452,634
BlackRock Resources & Commodities Strategy Trust	411,579	2,074,358
		2,526,992
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.00% #
Voya International High Dividend Equity Income Fund	2,601	9,962

REAL ESTATE - 0.58%
CBRE Clarion Global Real Estate Income Fund	192,955	1,011,084
Cohen & Steers Quality Income Realty Fund, Inc.	227,200	2,053,898
Cohen & Steers REIT and Preferred Income Fund, Inc.	37,200	599,664
		3,664,646
SECTOR EQUITY - 0.45%
Gabelli Healthcare & WellnessRx Trust (The)	89,236	772,784
GAMCO Global Gold, Natural Resources & Income Trust	31,340	85,245
Nuveen Real Asset Income and Growth Fund	12,800	126,336
Tekla Healthcare Investors	102,349	1,822,835
		2,807,200
UTILITY - 0.02%
Macquarie Global Infrastructure Total Return Fund Inc.	8,900	137,861

TOTAL CLOSED-END FUNDS		35,550,352

COMMUNICATION SERVICES - 10.27%
Alphabet Inc. - Class C *	26,405	30,703,998
AT&T Inc.	135,900	3,961,485
Charter Communications, Inc. - Class A *	12,000	5,235,720
Comcast Corporation - Class A	280,000	9,626,400
Verizon Communications Inc.	185,000	9,940,050

See accompanying notes to schedules of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
COMMUNICATION SERVICES - 10.28% (Continued)
Walt Disney Company (The)	55,000	$5,313,000
		64,780,653
CONSUMER DISCRETIONARY - 9.31%
Amazon.com, Inc. *	11,500	22,421,780
AutoZone, Inc. *	1,200	1,015,200
Dollar General Corporation	14,000	2,114,140
Hilton Worldwide Holdings Inc.	13,000	887,120
Home Depot, Inc. (The)	51,000	9,522,210
Lowe's Companies, Inc.	20,000	1,721,000
McDonald's Corporation	9,000	1,488,150
NIKE, Inc. - Class B	79,000	6,536,460
O'Reilly Automotive, Inc. *	4,000	1,204,200
Ross Stores, Inc.	24,000	2,087,280
Starbucks Corporation	69,000	4,536,060
Target Corporation	25,000	2,324,250
TJX Companies, Inc. (The)	60,000	2,868,600
		58,726,450
CONSUMER STAPLES - 7.11%
Coca-Cola Company (The)	216,000	9,558,000
Costco Wholesale Corporation	25,500	7,270,815
Estée Lauder Companies, Inc. (The) - Class A	19,000	3,027,460
Kimberly-Clark Corporation	17,000	2,173,790
Procter & Gamble Company (The)	130,000	14,300,000
Walmart Inc.	75,000	8,521,500
		44,851,565
ENERGY - 0.88%
Chevron Corporation	50,000	3,623,000
Kinder Morgan, Inc.	85,500	1,190,160
Marathon Petroleum Corporation	30,000	708,600
		5,521,760
EXCHANGE-TRADED FUNDS - 4.09%
iShares Core S&P 500 ETF	10,000	2,584,000
SPDR S&P 500 ETF Trust	90,000	23,197,500
		25,781,500
FINANCIALS - 9.07%
Aflac Incorporated	18,000	616,320

See accompanying notes to schedules of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 9.07% (Continued)
Allstate Corporation (The)	15,000	$1,375,950
American Express Company	32,000	2,739,520
Aon plc	12,000	1,980,480
Bank of America Corporation	253,300	5,377,559
Berkshire Hathaway Inc. - Class B *	80,000	14,626,400
BlackRock, Inc.	7,000	3,079,790
Chubb Limited	10,000	1,116,900
Citigroup Inc.	107,000	4,506,840
Intercontinental Exchange, Inc.	27,000	2,180,250
JPMorgan Chase & Co.	83,000	7,472,490
Moody's Corporation	9,000	1,903,500
Progressive Corporation (The)	15,000	1,107,600
S&P Global Inc.	12,000	2,940,600
T. Rowe Price Group, Inc.	11,000	1,074,150
Truist Financial Corporation	76,965	2,373,601
U.S. Bancorp	39,000	1,343,550
Willis Towers Watson Public Limited Company	8,000	1,358,800
		57,174,300
HEALTH CARE - 13.07%
Abbott Laboratories	107,000	8,443,370
Cigna Corporation	9,354	1,657,342
Edwards Lifesciences Corporation *	11,000	2,074,820
Eli Lilly and Company	25,000	3,468,000
Gilead Sciences, Inc.	44,000	3,289,440
Humana Inc.	8,000	2,512,160
IQVIA Holdings Inc. *	10,000	1,078,600
Johnson & Johnson	105,700	13,860,441
Medtronic Public Limited Company	75,000	6,763,500
Merck & Co., Inc.	145,000	11,156,300
Pfizer Inc.	150,000	4,896,000
Stryker Corporation	19,000	3,163,310
Thermo Fisher Scientific Inc.	14,000	3,970,400
UnitedHealth Group Incorporated	37,000	9,227,060
Vertex Pharmaceuticals Incorporated *	13,000	3,093,350
Zimmer Biomet Holdings, Inc.	9,000	909,720

See accompanying notes to schedules of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 13.07% (Continued)
Zoetis, Inc.	24,000	$2,824,560
		82,388,373
INDUSTRIALS - 7.12%
Cintas Corporation	8,000	1,385,760
CSX Corporation	54,000	3,094,200
Cummins Inc.	9,000	1,217,880
Deere & Company	21,000	2,901,360
Delta Air Lines, Inc.	41,000	1,169,730
Emerson Electric Co.	28,000	1,334,200
Fortive Corporation	15,000	827,850
General Dynamics Corporation	16,000	2,116,960
Honeywell International Inc.	24,000	3,210,960
IHS Markit Ltd.	20,000	1,200,000
Ingersoll Rand Inc. *	11,471	284,481
Lockheed Martin Corporation	18,000	6,101,100
Norfolk Southern Corporation	19,000	2,774,000
Northrop Grumman Corporation	4,000	1,210,200
Republic Services, Inc.	19,000	1,426,140
Roper Technologies, Inc.	6,000	1,870,860
Trane Technologies plc	13,000	1,073,670
TransDigm Group Incorporated	2,500	800,475
Union Pacific Corporation	29,000	4,090,160
United Parcel Service, Inc. - Class B	49,000	4,577,580
Waste Management, Inc.	24,000	2,221,440
		44,889,006
INFORMATION TECHNOLOGY - 22.04%
Accenture plc - Class A	34,000	5,550,840
Adobe Inc. *	22,000	7,001,280
Apple Inc.	122,000	31,023,380
Automatic Data Processing, Inc.	24,000	3,280,320
Fiserv, Inc. *	32,000	3,039,680
FleetCor Technologies, Inc. *	2,000	373,080
Intel Corporation	96,000	5,195,520
Intuit Inc.	12,000	2,760,000
Mastercard Incorporated - Class A	60,000	14,493,600
Microsoft Corporation	331,000	52,202,009

See accompanying notes to schedules of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 22.04% (Continued)
Motorola Solutions, Inc.	8,000	$1,063,360
Paychex, Inc.	20,000	1,258,400
Texas Instruments Incorporated	24,000	2,398,320
VeriSign, Inc. *	7,000	1,260,630
Visa, Inc. - Class A	50,000	8,056,000
		138,956,419
MATERIALS - 1.82%
Air Products and Chemicals, Inc.	7,000	1,397,270
Corteva, Inc.	20,431	480,129
Dow Inc.	20,431	597,402
DuPont de Nemours, Inc.	20,431	696,697
Ecolab Inc.	17,000	2,649,110
Linde plc	7,000	1,211,000
Newmont Corporation	37,000	1,675,360
PPG Industries, Inc.	11,000	919,600
Sherwin-Williams Company (The)	4,000	1,838,080
		11,464,648
REAL ESTATE - 2.05%
American Tower Corporation	23,000	5,008,250
Crown Castle International Corp.	23,000	3,321,200
Equinix, Inc.	4,000	2,498,280
Equity Residential	12,000	740,520
SBA Communications Corporation	5,000	1,349,849
		12,918,099
UTILITIES - 3.04%
American Electric Power Company, Inc.	28,000	2,239,440
Dominion Energy, Inc.	38,000	2,743,220
Duke Energy Corporation	34,000	2,749,920
Eversource Energy	14,000	1,094,940
Exelon Corporation	60,000	2,208,600
NextEra Energy, Inc.	22,000	5,293,640
Public Service Enterprise Group Incorporated	25,000	1,122,750

See accompanying notes to schedules of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2020 (Unaudited)(Concluded)

Description	No. of Shares	Value
UTILITIES - 3.04% (Continued)
Sempra Energy	15,000	$1,694,850
		19,147,360

TOTAL EQUITY SECURITIES (cost - $585,725,968)		602,150,485

SHORT-TERM INVESTMENT - 2.90%
MONEY MARKET FUND - 2.90%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.30% ^ (cost - $18,256,840)	18,256,840	18,256,840

TOTAL INVESTMENTS - 98.41% (cost - $603,982,808)		620,407,325

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.59%		10,022,460

NET ASSETS - 100.00%		$630,429,785

*	Non-income producing security.
#	Percentage rounds to less than 0.01%.
^	The rate shown is the 7-day effective yield as of March 31, 2020.

See accompanying notes to schedules of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2020:

Cost of portfolio investments	$608,944,199
Gross unrealized appreciation	$66,038,429
Gross unrealized depreciation	(54,575,303)
Net unrealized appreciation	$11,463,126

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Cornerstone Strategic Value Fund, Inc. (the “Fund”) is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•      Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•      Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•      Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments carried at value:

VALUTION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*
Level 1 - Quoted Prices
Equity Securities	$602,150,485	$-
Short-Term Investment	18,256,840	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$620,407,325	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2020.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the period ended March 31, 2020, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on February 28, 2020 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.